3. MINERAL RIGHTS (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Mineral Rights
	Balance		Impairment Recognized		Net Book Value
Garnet, Montana
stock issued 06/15/2007		$2,375,000		$0		$2,375,000
Garnet, Montana
option payment for 2007		102,917		0		102,917
Garnet, Montana
option payment for 2008		190,000		0		190,000
Garnet, Montana
option payment for 2009		190,000		0		190,000
Garnet, Montana
option payment for 2010		190,000		0		190,000
stock issued 06/24/2010		5,000,000		0		5,000,000
Garnet, Montana
option payment for 2011		190,000		0		190,000
Garnet, Montana
option payment for 2012		95,000		0		95,000
Total						$8,332,917